Subsequent Events (Details) SFr in Millions	Feb. 01, 2024 CHF (SFr)
2014 Agreement with Janssen Pharmaceuticals [Member] | Tau Vaccine in AD [Member] | Receipt of milestone payments
Disclosure of non-adjusting events after reporting period [line items]
Collaboration Agreement, Mile Stone Payment Received	SFr 14.8